Investment company accounting - Summary of Aggregate Fair Value and Cost of Investments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011	Mar. 31, 2010
Schedule of Investments [Line Items]
Closing cost	¥ 24,393	[1]	¥ 31,691	[1]
Gross unrealized appreciation	11,711		110,600
Gross unrealized depreciation	(7,277)		(9,971)
Closing fair value	¥ 28,827		¥ 132,320		¥ 208,754	¥ 267,168

[1]	Cost is defined as the historical cost of each investment (i.e. purchase price) as adjusted for subsequent additional investment.